As filed with the U.S. Securities and Exchange Commission on September 9, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23389

Ellington Income Opportunities Fund
(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Ste 630
Minneapolis, MN 55437
(Address of principal executive offices) (Zip code)

John L. Sabre
8000 Norman Center Drive, Ste 630
Minneapolis, MN 55437
 (Name and address of agent for service)

855-819-5390
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

June 30, 2020

Beginning on January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Fund by calling 800-236-4424 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 800-236-4424 to let the Fund know of your request. Your election to receive in paper will apply to all funds held in your account.

Ellington Income Opportunities Fund

Ellington Income Opportunities Fund

ALLOCATION OF PORTFOLIO ASSETS(1) (Unaudited)

June 30, 2020

(Expressed as a Percentage of Total Investments)

Short-Term Investments - Investment Companies, 14.15%
Tax Liens, 3.16%
Collateral Loan Obligations, 27.46%
Preferred Stocks, 7.19%
Corporate and Other Finance, 3.63%
Commercial Mortgage-Backed Securities, 10.04%
Residential Mortgage-Backed Securities, 34.37%

(1) Fund holdings are subject to change and there is no assurance that the Fund will continue to hold any particular security.

Please see the Schedule of Investments for a detailed listing of the Fund’s holdings. See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Current Principal Amount/ Shares	Description	Rate(2)	Maturity	Percentage of Net Assets	Fair Value

Collateral Loan Obligations (28.52%)(1)
500,000	Black Diamond CLO (3 Month LIBOR USD + 5.30%, 0.00% Floor) (4)(5)	6.43%	10/17/2026	1.29%	$400,948
600,000	Cutwater Ltd Series 2014-2A (3 Month LIBOR USD + 3.75%, 0.00% Floor)(4)(5)	4.97%	01/15/2027	1.69%	525,282
650,000	Grand Avenue CRE Series 2019-FL1 (1 Month LIBOR USB + 2.80%, 0.00% Floor)(4)	2.98%	06/15/2037	1.93%	598,000
15,671	Grayson CLO (3 Month LIBOR USD + 1.55%, 1.55% Floor) (4)	2.24%	11/01/2021	0.05%	15,559
500,000	Halcyon Loan Advisors Series 2013-2A (3 Month LIBOR + 3.80%, 0.00% Floor) (4)(5)	4.49%	08/01/2025	1.29%	400,298
1,100,000	Halcyon Loan Advisors Series 2015 -2A (3 Month LIBOR USD + 3.10%, 0.00% Floor)(4)(5)	4.09%	07/25/2027	3.05%	945,964
1,000,000	JFIN CLO Series 2014-1A (3 Month LIBOR USD + 3.65%, 0.00% Floor) (4)	4.79%	04/21/2025	2.99%	926,565
1,400,000	JFIN CLO Series 2014-2A (3 Month LIBOR USD + 3.25%, 0.00% Floor) (4)	4.39%	07/20/2026	4.13%	1,280,531
560,000	JFIN CLO Series 2015-1A (3 Month LIBOR USD + 2.65%, 0.00% Floor) (4)	2.96%	03/15/2026	1.54%	475,877
300,000	KREF 2018 FL1 (1 Month LIBOR + 2.55%, 2.55% Floor) (4)	2.74%	06/15/2036	0.90%	277,500
5,000,000	Neuberger Berman CLO Series 2019-35A(4)	3.64%	01/19/2033	4.27%	1,321,910
876,356	Ocean Trails CLO Series 2013-4A (3 Month LIBOR USD + 5.90%)(4)	6.33%	08/13/2025	1.54%	477,168
1,010,000	TICP CLO (3 Month LIBOR USD + 2.95%, 2.95% Floor)(4)(5)	4.09%	04/20/2028	3.03%	938,365
264,702	WhiteHorse VII (3 Month LIBOR USD + 4.80%, 0.00% Floor) (4)	5.16%	11/24/2025	0.82%	253,935
Total Collateralized Loan Obligation (Cost $9,905,684)					8,837,902

Commercial Mortgage-Backed Securities (10.43%)(1)
12,441,000	Bank 2019 - BN21 XF(4)	1.05%	10/17/2052	2.65%	822,549
7,900,000	Bank 2019 - BN23 XF(4)	0.88%	12/15/2052	1.42%	439,438
5,343,000	BENCHMARK Mortgage Trust Series 2020-B16(4)	1.21%	02/15/2053	1.42%	438,548
10,232,082	SBA Confirmation of Originator Fee Certificates (6)	2.56%	08/15/2044	2.99%	925,922
677,860	VMS 2019 - FL3 D (1 Month LIBOR USD + 2.65%, 2.65% Floor)(4)	2.84%	09/15/2036	1.95%	605,614
Total Commercial Mortgage-Backed Securities (Cost $3,706,039)					3,232,071

Corporate and Other Finance (3.77%)(1)
$669,358	Gacovino Litigation Financing (6)(7)	0.00%	12/20/2020	2.16%	669,358
$500,000	Wagstaff Litigation Financing (6)(8)	0.00%	12/20/2020	1.61%	500,000
Total Corporate and Other Finance (Cost $1,169,358)					1,169,358

Tax Liens (3.28%)(1)
1,015,533	Tax Lien 16-21-308-018-0000 (6)	9.60%	09/01/2020	3.28%	1,015,533
Total Tax Liens (Cost $1,015,533)					1,015,533

Residential Mortgage-Backed Securities (35.69%)(1)
256,010	Banc of America Alternative Loan Mortgage	5.50%	10/25/2035	0.78%	243,466
475,393	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR + 0.45%, 0.45% Floor, 7.00% Cap)(4)	0.62%	07/25/2037	0.96%	297,750
285,139	Bank of America Mortgage Securities Series 2007-1	6.00%	01/25/2037	0.86%	266,047
812,051	Bear Stearns Alt-A Trust Series 2005-10	3.13%	01/25/2036	2.30%	711,842
331,589	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap)(3)	0.38%	02/25/2037	1.09%	337,204
171,594	Chase Mortgage Finance Corporation Series 2006-A1	4.01%	09/25/2036	0.49%	153,246
263,685	Countrywide Alternative Loan Trust Series 2004-28CB	5.75%	01/25/2035	0.88%	271,502
328,548	Countrywide Alternative Loan Trust Series 2005-21CB	5.25%	06/25/2035	1.03%	317,791
572,250	Countrywide Alternative Loan Trust Series 2005-49CB	5.50%	11/25/2035	1.25%	387,383
328,271	Countrywide Alternative Loan Trust Series 2006-OA17 (Cost of Funds for the 11th District of San Francisco + 1.50%, 1.50% Floor)	2.24%	12/20/2046	0.89%	275,215
103,707	Countrywide Alternative Loan Trust Series 2006-6CB	5.50%	05/25/2036	0.30%	97,609
333,411	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.63%	196,047
442,135	Countrywide Home Loan Series 2002-19	6.25%	11/25/2032	1.42%	438,844
437,659	Countrywide Home Loan Series 2003-53	4.07%	02/19/2034	1.05%	325,404
104,544	Countrywide Home Loan Series 2006-J2	6.00%	04/25/2036	0.29%	88,631
161,004	Countrywide Home Loan Series 2003-49	4.00%	12/19/2033	0.51%	157,476
886,234	Countrywide Home Loan Series 2004-18	6.00%	10/25/2034	2.34%	724,532
395,879	Countrywide Home Loan Series 2005-28	5.25%	11/25/2023	1.06%	329,223
528,066	Countrywide Alternative Loan Series 2007-OA2 (1 Month LIBOR USD +0.84%, 0.84% Floor)	2.34%	03/25/2047	1.43%	441,670
242,683	Credit Suisse Mortgage Trust Series 2006 1	5.50%	02/25/2036	0.75%	233,337
295,888	Delta Funding Home Equity Loan Series 2000-2 M2 (3)(6)	8.86%	08/15/2030	0.81%	250,088
14,371	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor)	0.53%	06/25/2034	0.04%	12,892
164,466	First Horizon Alternative Mortgage Securities 2004 AA3	3.45%	09/25/2034	0.41%	126,372
81,685	HarborView Mortgage Loan Trust Series 2003-2	3.90%	10/19/2033	0.25%	78,203
11,669	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor)	0.71%	06/19/2034	0.04%	11,729
23,071	HarborView Mortgage Loan Trust Series 2004-9	3.67%	12/19/2034	0.07%	20,662

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2020 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value

477,580	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1	2.59%	06/19/2045	0.86%	$267,272
92,955	IndyMac INDX Mortgage Loan Trust 2004 AR12 (1 Month LIBOR + 0.78%, 0.78% Floor) (3)	0.96%	12/25/2034	0.24%	74,723
372,744	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	3.51%	09/25/2036	1.15%	356,353
59,851	IndyMac INDX Mortgage Loan Trust 2006-AR2 (1 Month LIBOR + 0.21%, 0.21% Floor) (3)	0.39%	02/25/2046	0.16%	50,273
4,735	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	3.40%	09/25/2036	0.02%	4,835
39,474	JP Morgan Mortgage Trust Series 2006-A1	4.29%	02/25/2036	0.11%	33,682
238,066	JP Morgan Mortgage Trust Series 2007-A4	3.39%	06/25/2037	0.73%	227,118
49,486	MASTR Asset Securitization Trust 2006-1	5.75%	05/25/2036	0.14%	43,292
504,404	Nomura Asset Acceptance Corporation	5.89%	05/25/2036	0.66%	205,500
281,633	Nomura Asset Acceptance Corporation	5.52%	01/25/2036	0.43%	134,645
93,619	Prime Mortgage Trust Series 2003-3 (4)	6.05%	01/25/2034	0.17%	52,499
370,423	Prime Mortgage Trust Series 2006-1	6.25%	06/25/2036	1.04%	322,795
447,949	Residential Asset Securitization Trust	5.60%	02/25/2034	1.40%	433,529
18,212	Residential Funding Mortgage Securities I Series 2005-SA1	4.58%	03/25/2035	0.03%	10,829
214,960	Structured Adjustable Rate Mortgage Loan Trust 2005-22	4.03%	12/25/2035	0.69%	213,406
109,310	Structured Asset Securities Corporation 2003-9A(6)	3.62%	03/25/2033	0.09%	27,328
113,037	Terwin Mortgage Trust (1 Month LIBOR USD +1.05%, 1.05% Floor)	1.23%	11/25/2033	0.36%	110,288
290,200	Wachovia Mortgage Loan Trust Series 2005-A	3.95%	08/20/2035	0.90%	279,659
158,086	WAMU Mortgage Pass Through C M O SER 2002 AR12 CL B1	4.20%	10/25/2032	0.49%	151,036
580,405	Washington Mutual Mortgage Payment 2005-5A5	0.78%	06/25/2036	1.47%	455,915
225,825	Wells Fargo Mortgage Backed Security 2006-AR14	4.55%	10/25/2036	0.61%	188,262
461,723	Wells Fargo Alternative Loan Trust 2007-PA4	3.35%	07/25/2037	1.39%	432,343
196,056	Wells Fargo Alternative Loan Trust 2007-PA3	6.00%	07/25/2037	0.62%	191,426
Total Residential Mortgage-Backed Securities (Cost $11,450,858)					11,061,173

Preferred Stocks (7.46%)(1)
1,169	AGNC Investment Corp, Class B, Series D	6.88%		1.12%	347,153
74	AGNC Investment Corp, Class B, Series E	6.50%		0.01%	1,601
34,389	AGNC Investment Corp, Class B, Series F	6.13%		2.28%	706,350
490	AGNC Investment Corp, Class X, Series X	7.00%		0.03%	11,118
9,000	Annaly Capital Management, Class B	6.50%		0.58%	180,000
2,400	Armour Residential REIT, Class B	7.00%		0.16%	51,384
12,689	MFA Financial Inc., Class B	6.50%		0.73%	226,118
21,087	New Residential Inv Corp, Class B	6.38%		1.22%	377,879
1,144	New York Mortgage Trust Class B	7.88%		0.07%	21,770
4,000	Pennymac Mtge Investment, Class B	8.00%		0.27%	84,320
10,472	Two Harbors Investment Corporation, Class B	7.25%		0.70%	215,933
4,282	Two Harbors Investment Corporation, Class B	7.63%		0.29%	89,879
Total Preferred Stocks (Cost $2,849,436)					2,313,505

Short-Term Investments - Investment Companies (14.69%)(1)
2,349,131	First American Government Obligation - Class X	0.09%		14.69%	4,552,301
Total Short-Term Investments - Investment Companies (Cost $4,552,301)					4,552,301

Total Investments (103.84%)(1) (Cost $34,649,209)					32,181,843
Other Liabilities in Excess of Assets (-3.84%)(1)					(1,189,517)
Total Net Assets Applicable to Unitholders (100.00%)(1)					$30,992,326

(1)	Percentages are stated as a percent of net assets.
(2)	Rate reported is the current yield as of June 30, 2020.
(3)	Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2020, these securities amounted to $11,494,300 or 37.10% of net assets.
(5)	Collateral or partial collateral for securities sold subject to repurchase. As of June 30, 2020, these securities amounted to $3,210,857 or 10.36% of net assets.
(6)	Security is categorized as Level 3 per the Fund’s fair value hierarchy. As of June 30, 2020, these securities amounted to $3,388,229 or 10.94% of net assets.
(7)	The Fund has made $690,000 of capital commitments, excluding capitalized interest, to fund its litigation financing, of which $74,698 remains unfunded as of June 30, 2020. This capital commitment are drawn down at the discretion of managing member of the loan syndicate in accordance with the terms of the governing documents.
(8)	The Fund has made $900,000 of capital commitments, excluding capitalized interest, to fund its litigation financing, of which $400,000 remains unfunded as of June 30, 2020. This capital commitment are drawn down at the discretion of managing member of the loan syndicate in accordance with the terms of the governing documents.
(9)	This security represents a basket of interest only strips. The rate disclosed is the weighted average rate on the basket. The maturity shown is the earliest maturity of the underlying strips. Additional information on the underlying strips of the basket are disclosed and can be found within the notes to the financial statements.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

STATEMENT OF ASSETS & LIABILITIES (Unaudited)
June 30, 2020

Assets
Investments at fair value ($34,649,209 cost)	$32,181,843
Deposits at Broker	46,003
Receivable for Fund shares sold	9,815
Receivable from Adviser, net of waiver	18,817
Receivable for investments sold	54,499
Interest receivable	536,008
Other assets	57,505
Total assets	32,904,490

Liabilities
Reverse repurchase agreements	1,767,000
Accrued interest expense	3,214
Accrued expenses	141,950
Total liabilities	1,912,164
Net assets	$30,992,326

Net Assets Consisting of
Paid-in capital	$34,744,857
Total accumulated losses	(3,752,531)
Net assets	$30,992,326

Class A
Net Assets	$130,058
Shares outstanding, unlimited shares authorized	14,275
Net Asset Value per Share	$9.11
Maximum Offering Price	$9.63

Class M
Net Assets	$30,862,268
Shares outstanding, unlimited shares authorized	3,419,419
Net Asset Value per Share	$9.03

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2020

Investment Income
Interest income	$1,014,207
Dividend income	69,508
Total Investment Income	1,083,715

Expenses
Management fees	272,746
Administrator fees	94,743
Professional fees	59,343
Transfer agent fees	50,943
Interest expense	38,305
Registration fees	37,457
Trustees’ fees	35,792
Sub-accounting transfer agency fees	28,218
Compliance fees	25,168
Insurance expense	16,736
Research and trade expenses	7,554
Custodian fees and expenses	5,191
Shareholder reporting expense	2,034
Shareholder servicing fees - Class A	166
Other expenses	9,812
Total Expenses	684,208
Less: fees waived/expenses reimbursed by Adviser	(313,571)
Net Expenses	370,637
Net Investment Income/(Loss)	713,078

Realized and Change in Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on:
Investments	(99,512)
Swap contracts	(1,144,057)
Net realized gain/(loss)	(1,243,569)
Net change in unrealized appreciation/(depreciation) of:
Investments	(2,617,129)
Swap contracts	(81,816)
Net unrealized appreciation/(depreciation)	(2,698,945)
Net Realized and Change in Unrealized Gain/(Loss) on Investments	(3,942,514)

Increase/(Decrease) in Net Assets Resulting from Operations	$(3,229,436)

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019

From Operations
Net investment income/(loss)	$713,078	$1,066,558
Net realized gain/(loss)	(1,243,569)	132,876
Net change in unrealized appreciation/(depreciation) on investments	(2,698,945)	288,581
Net increase/(decrease) in net assets resulting from operations	(3,229,436)	1,488,015
Distributions and Dividends to Shareholders
From distributable earnings	(678,305)	(1,294,958)
Total distributions and dividends to common shareholders	(678,305)	(1,294,958)
Capital Share Transactions(1)
Proceeds from Class A shareholder subscriptions	—	144,347
Class A distribution reinvestments	2,538	2,101
Payments for Class A redemptions	—	—
Proceeds from Class M shareholder subscriptions	10,399,399	14,375,779
Class M distribution reinvestments	183,358	410,814
Payments for Class M redemptions	(2,013,965)	(21)
Net increase/(decrease) in net assets from capital share transactions	8,571,330	14,933,020
Total increase/(decrease) in net assets	4,663,589	15,126,077
Net Assets
Beginning of fiscal period	26,328,737	11,202,660
End of fiscal period	$30,992,326	$26,328,737

(1)	For shareholder transaction activity, please see Note 8.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
STATEMENT OF CASH FLOWS (Unaudited)

For the Period Ended June 30, 2020

Cash Flows From Operating Activities
Increase/(decrease) in Net Assets Resulting from Operations	$(3,229,436)
Adjustments to reconcile increase/(decrease) in net assets resulting from operations to net cash used in operating activities:
Net realized (gain)/loss on investments	1,243,569
Net change in unrealized apperciation/depreciation of investments	2,698,945
Purchases of investments in securities	(14,420,616)
Proceeds from sales of investments in securities	6,431,914
Net payments related to swap contracts	(1,096,757)
Amortization and accretion on investments	—
Changes in operating assets and liabilities:
Deposits at broker	48,386
Receivable for investments sold	(39,599)
Interest receivable	(271,224)
Receivable from Adviser, net of waiver	112,237
Other assets	(44,098)
Accrued interest expense	(203)
Accrued expenses	52,187
Net cash used in operating activities	(8,514,695)
Cash Flows From Financing Activities
Proceeds from reverse repurchase agreements	148,000
Proceeds from issuance of shares, net of change in receivable for fund shares sold	10,873,069
Payments for redemptions of shares	(2,013,965)
Distributions paid, net of reinvestments	(492,409)
Net cash provided by financing activities	8,514,695
Net Increase/(Decrease) in Cash	—

Cash:
Beginning of fiscal period	—
End of fiscal period	$—

Supplemental Disclosure of Cash Flow and Non-Cash Information
Non-cash financing activities not included herein consist of distribution reinvestments	$183,358

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
FINANCIAL HIGHLIGHTS - Class A

	For the Period Ended June 30, 2020 (Unaudited)		For the Period Ended December 31, 2019(1)
Per Share Data(2)
Net Asset Value, beginning of fiscal period	$10.33		$10.47
Activity from Investment Operations:
Net investment income/(loss)	0.19		(0.04)
Net realized and unrealized gain/(loss) on investments	(1.23)		0.05
Total increase from investment operations	(1.04)		0.01
Less Distributions and Dividends to Unitholders:
Net investment income	(0.18)		(0.05)
Net realized gain/loss	—		(0.10)
Total distributions and dividends to shareholders	(0.18)		(0.15)
Net Asset Value, end of fiscal period	$9.11		$10.33
Total Investment Return(2)	(10.01	)%(3)	0.12%

Supplemental Data and Ratios
Net assets, end of fiscal period (in 000s)	$130		$144
Ratio of expenses to average net assets before waiver	4.84	%(4)	5.68	%(4)
Ratio of expenses to average net assets after waiver	3.13	%(4)	3.27	%(4)
Ratio of net investment income (loss) to average net assets before waiver	2.34	%(4)	1.73	%(4)
Ratio of net investment income (loss) to average net assets after waiver	4.05	%(4)	4.14	%(4)
Portfolio turnover rate	23.57	%(3)	64.79	%(3)

(1)	Class A commenced operations on December 17, 2019.
(2)	Information presented relates to a unit outstanding for the period presented.
(3)	Not annualized.
(4)	All income and expenses are annualized for periods less than one full year with the exception of organizational costs.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund
FINANCIAL HIGHLIGHTS - Class M

	For the Period Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019		For the Period Ended December 31, 2018(1)
Per Share Data(2)
Net Asset Value, beginning of fiscal period	$10.23		$9.97		$10.00
Activity from Investment Operations:
Net investment income/(loss)	0.20		0.54		0.05
Net realized and unrealized gain/(loss) on investments	(1.19)		0.36		(0.04)
Total increase from investment operations	(0.99)		0.90		0.01
Less Distributions and Dividends to Unitholders:
Net investment income	(0.21)		(0.54)		(0.04)
Net realized gain/loss	—		(0.10)		—
Total distributions and dividends to shareholders	(0.21)		(0.64)		(0.04)
Net Asset Value, end of fiscal period	$9.03		$10.23		$9.97
Total Investment Return(2)	(9.66)%		9.16	%(3)	0.06	%(3)

Supplemental Data and Ratios
Net assets, end of fiscal period (in 000s)	$30,862		$26,184		$11,203
Ratio of expenses to average net assets before waiver	4.64	%(4)	6.50%		10.07	%(4)
Ratio of expenses to average net assets after waiver	2.51	%(4)	2.62%		2.20	%(4)
Ratio of net investment income (loss) to average net assets before waiver	2.71	%(4)	2.04%		(4.32	)%(4)
Ratio of net investment income (loss) to average net assets after waiver	4.84	%(4)	5.92%		3.55	%(4)
Portfolio turnover rate	23.57	%(3)	64.79%		5.18	%(3)

(1)	Class M commenced operations on November 13, 2018.
(2)	Information presented relates to a unit outstanding for the period presented.
(3)	Not annualized.
(4)	All income and expenses are annualized for periods less than one full year with the exception of organizational costs.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2020

1.	ORGANIZATION

Ellington Income Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, closed-end management company, and it is non-diversified. The Fund is an interval fund that offers to make quarterly repurchases of shares at the net asset value (“NAV”) of Class A shares, Class C shares, Class I shares, and Class M shares. The Fund offers four classes of shares: Class A, Class C, Class I, and Class M. Class A shares are offered at NAV plus a maximum sales charge of 5.75%. Class C, I, and M are offered at NAV. Currently the Fund has two classes of shares operational: Class A and Class M.

Princeton Fund Advisors, LLC (the “Adviser”) serves as the Fund’s investment adviser. Ellington Global Asset Management, LLC (the “Sub-Adviser” or “Ellington”) serves as the Fund’s investment sub-adviser. The Fund’s investment objective is to seek total return, including capital gains and current income.

The Fund is organized as a statutory trust under the laws of the State of Delaware. The Fund commenced operations on November 13, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material to the financial statements.

The following is a summary of the significant accounting policies followed by the Fund:

(A) Investments: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).

(B) Investment Transactions, Investment Income and Expense Recognition: Investment transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated based on identified cost. Principal write-offs are treated as realized losses. Interest income is recorded as earned unless ultimate collection is in doubt. Generally, the Fund accretes market discounts and amortizes market premiums on debt securities using the effective yield method. Accretion of market discount and amortization of market premiums requires the use of a significant amount of judgment and the application of several assumptions including, but not limited to, prepayment assumptions and default rate assumptions. Swap contracts are valued using the market-standard sources and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. Expenses that are directly attributable to the Fund (the “Fund Expenses”) consist of permitted expenses determined in accordance with the terms of the governing documents. Fund Expenses are charged when incurred. Fund Expenses include, but are not limited to, operational expenses and other expenses associated with the operation of the Fund. The Fund’s expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

June 30, 2020

(C) Cash: Cash and cash equivalents include cash. Cash is maintained at U.S. Bank National Association, a member of FDIC. Balances might exceed federally insured limits.

(D) Income Taxes: The Fund has elected to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its net capital gain. The Fund intends to distribute at least annually all or substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates. The Fund’s current year and prior year tax filings are still open for examination.

Management has reviewed the Fund’s tax positions for all open tax years and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in the future tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

(E) Distributions to Shareholders: Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(F) Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

(G) Recent Accounting Pronouncements: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements, specifically, removing the requirement to disclose the amount and reasons for transfers between level 1 and level 2 securities of the fair value hierarchy and the policy for timing of transfers. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

3.	VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

June 30, 2020

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override the third-party valuation with their own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total

Investments
Collateralized Loan Obligations	$—	$8,837,902	$—	$8,837,902
Commercial Mortgage-Backed Securities	—	2,306,149	925,922	3,232,071
Corporate and Other Finance	—	—	1,169,358	1,169,358
Tax Liens	—	—	1,015,533	1,015,533
Residential Mortgage-Backed Securities	—	10,783,757	277,416	11,061,173
Preferred Stocks	2,313,505	—	—	2,313,505
Short-Term Investments	4,552,301	—	—	4,552,301
Total Investments	$6,865,806	$21,927,808	$3,388,229	$32,181,843

Other Financial Instruments*
Swap Contracts	$—	$—	$—	$—

*	Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non- binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information. These values are non-binding and may not be determinative of fair value. Values are evaluated during the Fund’s valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

June 30, 2020

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2019	$3,075,577
Purchases	115,593
Sales proceeds and paydowns	—
Realized gain / (loss)	—
Change in unrealized gain / (loss)	(80,357)
Transfers into / (out of) Level 3	277,416
Ending Balance – June 30, 2020	$3,388,229

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at December 31, 2019	$(80,357)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of June 30, 2020:

Security	Fair Value at 6/30/2020	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average
SBA Confirmation of	$925,922	Dealer Marks	Dealer Marks	10.32	10.32
Originator Fee Certificates

Residential Mortgage	$277,416	Market Quotes	Non Binding	21.06-94.52	58.51
Backed Securities			Indicative Prices

A change in unobserved inputs might result in significantly higher or lower fair value measurement as of June 30, 2020. Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $2,184,891 have been excluded from the proceeding table.

4.	RELATED PARTY AGREEMENTS AND FEES

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement between the Fund and the Adviser dated October 17, 2018 (the “Agreement”), the Adviser, subject to the oversight of the Board of Trustees (the “Board”), provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund agrees to pay to the Adviser a monthly fee at the annual rate of 1.85% of the Fund’s average daily net assets. For the period ended June 30, 2020, the Fund incurred $272,746 in management fees under this Agreement.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

June 30, 2020

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed, until at least April 30, 2021, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expense, and any fees and expenses incurred in connection with credit facilities, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses), to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 2.85%, 3.60%, 2.60%, and 2.20% per annum of the Fund’s average daily net assets attributable to Class A, Class C, Class I, and Class M shares, respectively. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, on 60 days written notice to the Adviser. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any payment or reimbursed any expense, if (after taking the repayment into account) the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or at the time of the reimbursement payment. The Adviser’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived	Amount Recouped	Amount Subject to Potential Reimbursement	Expiration Date
December 31, 2018	$185,928	$—	$185,928	December 31, 2021
December 31, 2019	$698,064	$—	$698,064	December 31, 2022
December 31, 2020	$313,571	$—	$351,571	December 31, 2023

The Adviser engaged Ellington, an investment adviser registered with the U.S. Securities & Exchange Commission, to act as the Fund’s sub-adviser pursuant to a Subadvisory Agreement dated October 17, 2018 between Ellington and the Adviser (the “Subadvisory Agreement”). Under the terms of the Subadvisory Agreement, the Sub-Advisor is paid directly by the Adviser.

Under Administration, Fund Accounting and Transfer Agent Servicing Agreements between the Fund and U.S. Bancorp Fund Services, LLC doing business as U.S. Bancorp Global Fund Services, LLC (“Global Fund Services”), Global Fund Services is paid a monthly fee based on the net asset value of the Fund. Global Fund Services acts as fund administrator, fund accountant, registrar and transfer agent to the Fund.

For the period ended June 30, 2020, the Fund used U.S. Bank National Association (“U.S. Bank”) as its custodian pursuant to a Custody Agreement between U.S. Bank and the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between NLCS and the Fund.

Two Trustees and certain Officers of the Fund are also Officers of the Adviser or Sub-Adviser. Trustees and Officers, other than the Chief Compliance Officer, affiliated with the Adviser or the Sub-Adviser are not compensated by the Fund for their services.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2020 amounted to $11,673,390 and $6,463,307, respectively.

6.	DERIVATIVE INSTRUMENTS

The Fund uses derivative instruments as part of its investment strategy to achieve its stated investment objective. The Fund’s derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Fund does not offset derivative assets and liabilities across derivative types that are subject to a master netting arrangement in the Statement of Assets and Liabilities.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

June 30, 2020

There were no derivative instruments held by the Fund at June 30, 2020.

The following table lists the effect of derivative instruments held by the Fund by primary underlying risk and contract type on the Statement of Operations for the period ended June 30, 2020:

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations	Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
Primary Underlying Risk:	Swapsx	Swaps
Credit Risk	$(1,144,057)	$(81,816)

The Fund’s average monthly notional amount of derivatives during the period ended June 30, 2020 were:

Derivative Type	Average Monthly Notional Amount
Credit Default Swaps
Average Amounts – Sell Protection	$4,633,333

7.	ADDITIONAL DISCLOSURE OF SBA CONFIRMATION OF ORIGINATOR FEE CERTIFICATES CUSTOM BASKET HOLDINGS

Current Principal Amount	Description	Rate	Maturity	Percentage of Custom Basket	Fair Value
$837,281	SBA Confirmation of Originator Fee Certificate 344019	1.56%	08/15/2044	8.18%	$75,767
622,500	SBA Confirmation of Originator Fee Certificate 344020	2.31%	09/15/2044	6.08%	56,331
775,384	SBA Confirmation of Originator Fee Certificate 344021	3.56%	10/15/2044	7.58%	70,166
291,887	SBA Confirmation of Originator Fee Certificate 344022	3.06%	09/15/2044	2.85%	26,414
1,047,319	SBA Confirmation of Originator Fee Certificate 344023	3.31%	09/15/2044	10.24%	94,774
565,537	SBA Confirmation of Originator Fee Certificate 344024	2.31%	09/15/2044	5.52%	51,177
985,119	SBA Confirmation of Originator Fee Certificate 344025	2.31%	10/15/2044	9.63%	89,145
403,036	SBA Confirmation of Originator Fee Certificate 344026	3.56%	11/15/2044	3.93%	36,472
2,473,967	SBA Confirmation of Originator Fee Certificate 344027	2.06%	10/15/2044	24.18%	223,874
2,230,052	SBA Confirmation of Originator Fee Certificate 344028	2.81%	10/15/2044	21.80%	201,802
$10,232,082				100.00%	$925,922

8.	TAX BASIS INFORMATION

It is the Fund’s intention to continue to qualify as a RIC under Subchapter M of the IRC and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in its financial statements.

The tax character of distributions paid to shareholders during the years ended December 31, 2018 and December 31, 2019, were as follows:

	2019	2018
Ordinary Income	$1,294,958	$40,904
Net Long-Term Capital Gains	—	—
Return of Capital	—	—
Total Distributions Paid	$1,294,958	$40,904

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

June 30, 2020

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the year ended December 31, 2019, the Fund made the following permanent book to tax reclassification primarily related to excise tax:

Distributable Earnings	Paid-In Capital
$397	$(397)

The following information is provided on a tax basis as of December 31, 2019:

Tax cost of investments	$26,770,150
Tax cost of over-the-counter credit default swaps	129,116
Total tax cost of portfolio	$26,899,266
Gross unrealized appreciation	350,489
Gross unrealized depreciation	(210,857)
Net unrealized appreciation / (depreciation)	139,632
Undistributed ordinary income / (loss)	15,578
Undistributed long-term gain / (loss)	—
Other temporary differences	—
Total accumulated gain / (loss)	$155,210

The difference between book basis and tax basis unrealized appreciation / (depreciation) on investments is primarily attributable to mark to market on derivatives.

As of December 31, 2019, for federal income tax purposes, there were no capital loss carryforwards.

The Fund follows the authoritative guidance on accounting for and disclosure of uncertainty on tax positions, which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals of litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Fund did not have any unrecognized tax benefits or unrecognized tax liabilities as of December 31, 2019. The Fund does not expect any change in unrecognized tax benefits or unrecognized tax liabilities within the next year. In the normal course of business, the Fund may be subject to examination by federal, state, local and foreign jurisdictions, where applicable, for all open tax years.

9.	SHAREHOLDER TRANSACTIONS

The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% and no more than 25% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below). There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

June 30, 2020

During the period ended June 30, 2020, the Fund completed two repurchase offers. In the offers that commenced on February 26, 2020 and May 28, 2020, the Fund offered to repurchase up to 10% of the number of its outstanding shares as of the applicable Repurchase Pricing Date. The results of these repurchase offers are as follows:

Commencement Date	February 26, 2020	May 28, 2020
Repurchase Request Deadline	March 18, 2020	June 18, 2020
Repurchase Pricing Date	March 18, 2020	June 18, 2020
Amount Repurchased	$1,513,539	$500,426
Shares Repurchased	166,506	55,123

Class A had 14,275 shares outstanding as of June 30, 2020. Class A did not issue any shares through shareholder subscriptions, issued 488 shares through dividend reinvestments and did not repurchase any shares through shareholder redemptions during the period ended June 30, 2020.

Class M had 3,419,419 shares outstanding as of June 30, 2020. Class M issued 1,060,274 shares through shareholder subscriptions, 20,773 shares through dividend reinvestments and repurchased 221,629 shares through shareholder redemptions during the period ended June 30, 2020.

10. BORROWING

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

As of June 30, 2020, the Fund had the following reverse repurchase agreements outstanding, which were equal to 5.70% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Maturity Amount
RBC Capital Markets	$510,000	3.61%	05/04/2020	07/02/2020	$512,963
RBC Capital Markets	190,000	3.81%	06/29/2020	08/31/2020	190,040
RBC Capital Markets	265,000	3.81%	06/29/2020	08/31/2020	265,056
RBC Capital Markets	220,000	3.81%	06/29/2020	08/31/2020	220,047
RBC Capital Markets	582,000	3.36%	06/29/2020	08/31/2020	582,109
Totals	$1,767,000				$1,770,215

As of June 30, 2020, the fair value of securities held as collateral for reverse repurchase agreements was $3,210,857, as noted on the Schedule of Investments. For the year ended June 30, 2020, the average daily balance and average interest rate in effect for reverse repurchase agreements were $2,337,033 and 3.34%, respectively.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

June 30, 2020

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater than 90 Days	Total
Collateral Loan Obligation	$—	$510,000	$1,257,000	$—	$1,767,000

Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

				Gross Amounts of Collateral Not Offset on the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Non-Cash Collateral (Pledged) / Received		Cash Collateral (Pledged) / Received	Net Amount
Reverse Repurchase Agreements	$1,767,000	$—	$1,767,000	$(1,767,000)	(1)	$—	$—

(1)	Refer to the Schedule of Investments for the Securities pledged as collateral. The value of these securities is $3,210,857.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

11. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, National Financial Services held approximately 97% of the voting securities of the Fund.

12. SUBSEQUENT EVENTS

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

Management has determined that there were no subsequent events to disclose in the financial statements.

Ellington Income Opportunities Fund

ADDITIONAL INFORMATION (Unaudited)

June 30, 2020

Form N-PORT

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30 are available to stockholders without charge, upon request by calling the Adviser at (888) 862-3690.

Board of Trustees

The Fund’s prospectus and statement of additional information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Adviser at (888) 862-3690 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Tax Notice

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for the fiscal year ended December 31, 2019 was 2.85%.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period ended on June 30, 2020 reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ellington Income Opportunities Fund

By (Signature and Title) /s/ John L. Sabre
                                        John L. Sabre, President

Date  September 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John L. Sabre
                                       John L. Sabre, President

Date  September 9, 2020

By (Signature and Title)  /s/ Christopher E. Moran
                                         Christopher E. Moran, Treasurer

Date  September 9, 2020